Reporting entity - Additional Information (Detail) € in Thousands, $ in Thousands, ₺ in Billions						1 Months Ended		12 Months Ended
	Apr. 07, 2023 EUR (€)	Aug. 26, 2015 EUR (€)	Jul. 30, 2009	Apr. 30, 2009 EUR (€)	Apr. 27, 1998 USD ($)	Apr. 30, 2024 EUR (€)	Apr. 30, 2024 TRY (₺)	Dec. 31, 2024 item Vote	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TRY (₺)
Reporting entity
Percentage of treasury shares levy paid to ICTA								90.00%
Percentage of gross revenue paid as treasury share								15.00%
Percentage of treasury share levy paid for universal service fund								10.00%
Percentage of net revenue paid as annual contribution to ICTA's expenses								0.35%
Percentage of net revenue paid as frequency fee								5.00%
Number of votes that each share entitles in respect of all other matters								1
Number of residual board members who can be appointed								4
Meeting quorum requirement								5
Decision quorum, minimum members required to be present and provide affirmative vote								5
Number of board members who can exercise unlimited authority to represent and bind the company								2
Number of non-executive members								9
Number of independent members								3
Turkcell 2G license
Reporting entity
Effective period of license (from grant date)	31 years				25 years
Consideration paid for acquiring license | $					$ 500,000
Extension fee for GSM license | €	€ 120,000
VAT on extension fee for GSM license | €	€ 21,600
Initial payment for extension fee for GSM license									€ 81,600	₺ 1.7
Subsequent payment for extension fee for GSM license						€ 31,100	₺ 1.1
Percentage of gross revenue paid as treasury share					15.00%
Turkcell 3G license
Reporting entity
Effective period of license (from grant date)			20 years
Consideration paid for acquiring license | €				€ 358,000
Turkcell 4.5G license
Reporting entity
Effective period of license (from grant date)		13 years
Consideration paid for acquiring license | €		€ 1,623,460
Group A Shares
Reporting entity
Percentage of total issued shares re-classified as a separate class of Group A Shares								15.00%
Number of candidates who can be nominated by the shareholder								4
Number of board members who can be appointed by the shareholder								5
Number of votes that each share entitles in respect of the appointment of board members and chairman of the presiding committee | Vote								6
Number of board member for which the voting privilege applies								5
Group A Shares | Minimum
Reporting entity
Number of board members who can exercise unlimited authority to represent and bind the company								1
TVF BTIH
Reporting entity
Percentage of capital shares and voting rights in entity								26.20%
IMTIS Holdings S.a r l.
Reporting entity
Percentage of capital shares and voting rights in entity								19.80%
Public Share
Reporting entity
Percentage of capital shares and voting rights in entity								53.95%